Summary of significant transactions - Gilead Collaboration Agreement (Details) $ in Millions				12 Months Ended
	Jan. 08, 2025 item	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Dec. 31, 2025 EUR (€) item	Aug. 23, 2019 USD ($)	Jul. 14, 2019
Spin-off
Summary Of Significant Transaction [line items]
Number Of Entities Following Spin Off	2
Gilead collaboration agreement
Summary Of Significant Transaction [line items]
Upfront Payment Received		€ 3,569,800,000	$ 3,950
Equity Investment from Gilead.		€ 960,100,000			$ 1,100
Number of Performance Obligations				3
revenue released. | €				€ 1,069,000,000
Gilead collaboration agreement | Filgotinib drug license | Original Agreement | Gilead
Summary Of Significant Transaction [line items]
Cost Share For Global Development Activities						25.00%
Gilead collaboration agreement | Filgotinib drug license | First Revised Agreement | Gilead
Summary Of Significant Transaction [line items]
Cost Share For Global Development Activities				50.00%